NOTE 11 - EQUITY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Sep. 28, 2018	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Shares Authorized		140,000,000	140,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding		7,361,005	7,281,005
Stock Issued During Period, Shares, Other			600,000
Stock Issued During Period, Value, Other			$ 124,000
Common stock issued for services		50,000
Common stock issued for services		$ 15,000	$ 124,000
Preferred Stock, Shares Authorized		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Issued		5,000	5,000
Repayments of Notes Payable		$ 10,000	$ 2,000
Note 2
Debt Conversion, Converted Instrument, Shares Issued		5,000
Debt Conversion, Original Debt, Amount		$ 10,000
Series D Preferred Stock
Preferred Stock, Shares Authorized		50,000	50,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Issued			5,000
Common Stock
Common stock issued for services		50,000	600,000
Common stock issued for services		$ 50	$ 600
Warrant
Debt Conversion, Converted Instrument, Shares Issued		30,000
Debt Conversion, Original Debt, Amount		$ 12,600
Preferred Stock
Common stock issued for services		0	$ 0
Stock Issued		228
Gain (Loss) on Extinguishment of Debt		$ 9,772
HBI | Common Stock
Stock Issued During Period, Shares, Acquisitions	3,500,000
Human Brands International Inc
Stock Issued During Period, Value, Acquisitions	$ 375,000